BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

BlackRock Mid Cap Value Opportunities Fund

(the “Fund”)

Supplement dated December 22, 2014

to the Statement of Additional Information dated May 30, 2014

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objective and Policies” is amended to reflect that the Fund may invest in Master Limited Partnerships, as follows:

Master Limited Partnerships	X

Shareholders should retain this Supplement for future reference.

SAI-19092-1214SUP